SSGA Funds

SUPPLEMENT DATED MARCH 24, 2016

TO THE PROSPECTUS DATED DECEMBER 18, 2015

STATE STREET DISCIPLINED EMERGING MARKETS EQUITY FUND

(formerly, SSGA Emerging Markets Fund)

Share Class	Ticker
Class N	SSEMX

The following information supplements and supersedes any information to the contrary relating to State Street Disciplined Emerging Markets Equity Fund (the “Fund”), contained in the Fund’s Prospectus.

The following replaces the second paragraph under the heading “Fund Summary – Investment Adviser” pertaining to the State Street Disciplined Emerging Markets Equity Fund:

Chris Laine and Chee Ooi serve as portfolio managers of the Fund. They have managed the Fund since 2007 and 2016, respectively.

The following replaces the information relating to State Street Disciplined Emerging Markets Equity Fund under the heading “Fund Management—Portfolio Management:”

Key professionals involved in the day-to-day portfolio management of the State Street Disciplined Emerging Markets Equity Fund include the following:

Chris Laine is a Senior Portfolio Manager of SSGA on the Active Emerging Markets team. He is also a member of the Active EM investment committee, which is responsible for establishing all the portfolio positions for each of the active emerging market strategies. Currently, he has day to day responsibility for Emerging Europe, the Middle East, and Africa, and is the lead portfolio manager for the Emerging Market Select Strategy. Mr. Laine joined SSGA in 2007. Previously, he had been the Head of Asset Allocation for a European-based Emerging Markets Hedge Fund. Additionally, Mr. Laine spent seven years on the sell side at Morgan Stanley (New York) and Citigroup (London), working in both Global Emerging Market Research and Quantitative Analysis. He began his career analyzing Emerging Markets in 1994, working at the Institute of International Finance in Washington, DC. Mr. Laine holds an MBA in Finance from Emory University and an MA in International Transactions and Economics from George Mason University.

Chee Ooi is a Vice President of SSGA FM. He is a Senior Portfolio Manager in the firm’s Global Active Quantitative Equity Team and is responsible for research and portfolio management across the quantitative international active equity strategies. Currently based in Boston, Chee joined SSGA in 2008. Prior to joining SSGA, he was a Director and Senior Quantitative Analyst in Citigroup’s Global Quantitative Research group in New York and started his career in finance at Salomon Brothers as a derivatives research analyst. Chee has 13 years of quantitative research and modeling experience on the sell-side. He has published papers in the Journal of Portfolio Management. He also pioneered the application of classification and regression tree technique in stock selection. Chee holds a BS in Electrical Engineering and Computer Science from the Massachusetts Institute of Technology.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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SSGA Funds

SUPPLEMENT DATED MARCH 24, 2016

TO THE PROSPECTUS DATED DECEMBER 18, 2015

STATE STREET DISCIPLINED EMERGING MARKETS EQUITY FUND

(formerly, SSGA Emerging Markets Fund)

Share Class	Ticker
Class A	SSELX
Class C	SSENX
Class I	SSEOX
Class K	SSEQX

The following information supplements and supersedes any information to the contrary relating to State Street Disciplined Emerging Markets Equity Fund (the “Fund”), contained in the Fund’s Prospectus.

The following replaces the second paragraph under the heading “Fund Summary – Investment Adviser” pertaining to the State Street Disciplined Emerging Markets Equity Fund:

Chris Laine and Chee Ooi serve as portfolio managers of the Fund. They have managed the Fund since 2007 and 2016, respectively.

The following replaces the information relating to State Street Disciplined Emerging Markets Equity Fund under the heading “Fund Management—Portfolio Management:”

Key professionals involved in the day-to-day portfolio management of the State Street Disciplined Emerging Markets Equity Fund include the following:

Chris Laine is a Senior Portfolio Manager of SSGA on the Active Emerging Markets team. He is also a member of the Active EM investment committee, which is responsible for establishing all the portfolio positions for each of the active emerging market strategies. Currently, he has day to day responsibility for Emerging Europe, the Middle East, and Africa, and is the lead portfolio manager for the Emerging Market Select Strategy. Mr. Laine joined SSGA in 2007. Previously, he had been the Head of Asset Allocation for a European-based Emerging Markets Hedge Fund. Additionally, Mr. Laine spent seven years on the sell side at Morgan Stanley (New York) and Citigroup (London), working in both Global Emerging Market Research and Quantitative Analysis. He began his career analyzing Emerging Markets in 1994, working at the Institute of International Finance in Washington, DC. Mr. Laine holds an MBA in Finance from Emory University and an MA in International Transactions and Economics from George Mason University.

Chee Ooi is a Vice President of SSGA FM. He is a Senior Portfolio Manager in the firm’s Global Active Quantitative Equity Team and is responsible for research and portfolio management across the quantitative international active equity strategies. Currently based in Boston, Chee joined SSGA in 2008. Prior to joining SSGA, he was a Director and Senior Quantitative Analyst in Citigroup’s Global Quantitative Research group in New York and started his career in finance at Salomon Brothers as a derivatives research analyst. Chee has 13 years of quantitative research and modeling experience on the sell-side. He has published papers in the Journal of Portfolio Management. He also pioneered the application of classification and regression tree technique in stock selection. Chee holds a BS in Electrical Engineering and Computer Science from the Massachusetts Institute of Technology.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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SSGA Funds

SUPPLEMENT DATED MARCH 24, 2016

TO THE STATEMENT OF ADDITIONAL INFORMATION (the “SAI”)

DATED DECEMBER 18, 2015

STATE STREET DISCIPLINED EMERGING MARKETS EQUITY FUND

(formerly, SSGA Emerging Markets Fund) (the “Fund”)

Share Class	Ticker
Class A	SSELX
Class C	SSENX
Class I	SSEOX
Class K	SSEQX
Class N	SSEMX

Effective immediately, the following replaces the applicable portfolio manager information regarding the Fund under the heading “Other Accounts Managed,” in the section of the SAI entitled “INVESTMENT ADVISORY AND OTHER SERVICES,” on page 54:

Portfolio Manager	Number of Registered Investment Companies		Assets Under Management (in billions)	Number of Pooled Investment Vehicles		Assets Under Management (in billions)	Other Types of Accounts		Assets Under Management (in billions)	Asset Total (in billions)
Chris Laine†	8	*	$0.35	45	*	$6.29	38	**	$11.32	$17.96
Chee Ooi†	8	*	$0.35	45	*	$6.29	38	**	$11.32	$17.96

†	As of February 29, 2016
*	There are no performance fees associated with the management of these accounts.
**	As of February 29, 2016, includes 8 accounts with performance based fees and assets of $4.04 billion

Effective immediately, the following replaces the applicable portfolio manager information regarding the Fund under the heading “Ownership of Securities,” in the section of the SAI entitled “INVESTMENT ADVISORY AND OTHER SERVICES” on page 55:

Portfolio Manager	Fund	Dollar Range of Equity Securities In the Fund Managed by the Portfolio Manager
Chris Laine†	State Street Disciplined Emerging Markets Equity Fund	None
Chee Ooi†	State Street Disciplined Emerging Markets Equity Fund	None

†	As of February 29, 2016

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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